K&L Gates llp 1601 K Street, N.W. Washington, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

August 13, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds

Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of American Beacon Funds (the “Trust”), transmitted herewith for filing is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Letter to Shareholders, Notice of Special Meeting of Shareholders of the SGA Global Growth Fund (the “Target Fund”), Shareholder Questions and Answers, Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) and Form of Proxy for the special meeting of shareholders of the Target Fund scheduled to be held on September 27, 2013 (the “Special Meeting”). The Special Meeting is being held to request shareholder approval of the reorganization of the Target Fund’s shares into the Institutional Class shares of the American Beacon SGA Global Growth Fund (the “Acquiring Fund”), a newly created series of the Trust. At their meeting on August 9, 2013, the Trustees of the Trust approved the reorganization of the Target Fund into the Acquiring Fund.

In connection with the reorganization, the assets and liabilities of the Target Fund will be acquired and assumed by the Acquiring Fund in exchange for shares of the Acquiring Fund. Thereafter, the Target Fund will be liquidated and terminated, and shares of the Acquiring Fund will be distributed to the Target Fund’s shareholders.

Pursuant to Rule 488 under the Securities Act of 1933, as amended, this Registration Statement will become effective on the 30th day after the date of this letter.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

Securities and Exchange Commission

August 13, 2013

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber

Attachments

cc:	Rosemary Behan

John Okray

American Beacon Advisors, Inc.